Share Capital and Other Equity Instruments - Schedule of Stock Options Issued and Outstanding by Range of Exercise Price (Parenthetical) (Details)	Jun. 30, 2023 $ / shares
$119.90-$146.35 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	$ 119.9
$119.90-$146.35 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	146.35
$146.36-$211.05 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	146.36
$146.36-$211.05 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	211.05
$211.06 - $2,130.00 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	211.06
$211.06 - $2,130.00 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	2,130
$2,130.01-$20,700.00 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	2,130.01
$2,130.01-$20,700.00 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	20,700
$3.99-$4.75 | Bottom of Range | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	3.99
$3.99-$4.75 | Top of Range | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	4.75
$4.76-$7.80 | Bottom of Range | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	4.76
$4.76-$7.80 | Top of Range | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	7.8
$7.81 - $15.95 | Bottom of Range | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	7.81
$7.81 - $15.95 | Top of Range | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	15.95
$15.96-$41.80 | Bottom of Range | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	15.96
$15.96-$41.80 | Top of Range | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	41.8
$41.81 - $108.00 | Bottom of Range | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	41.81
$41.81 - $108.00 | Top of Range | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	$ 108